Financial instruments and risk management - Aging of trade receivables (Details) - Cash and cash equivalents - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	$ 12,660	$ 8,827
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	13,806	9,301
Gross carrying amount | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	7,198	5,121
Gross carrying amount | 1-30 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	2,332	323
Gross carrying amount | 31-60 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	1,258	1,347
Gross carrying amount | 61-90 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	686	688
Gross carrying amount | 91-120 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	601	533
Gross carrying amount | Greater than 120 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	1,731	1,289
Credit loss impairment
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	1,146	$ 474
Credit loss impairment | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	90
Credit loss impairment | 1-30 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	4
Credit loss impairment | 31-60 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	56
Credit loss impairment | 61-90 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	55
Credit loss impairment | 91-120 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	96
Credit loss impairment | Greater than 120 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	$ 845